Organizations and reorganizations (Details 1)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total assets	$ 3,762,235			$ 4,589,536		¥ 33,053,253	¥ 26,783,360	¥ 32,672,916
Total liabilities	6,710,722			8,103,986		65,452,439	47,773,633	57,692,272
Net cash provided by operating activities	(591,694)	¥ (4,212,269)	¥ 14,739,186	925,367	¥ 6,587,712	16,559,104
Net cash used in investing activities	2,118,438	15,081,162	(16,166,670)	(2,037,964)	(14,508,262)	(488,536)
Net cash used in financing activities	(1,412,901)	(10,058,444)	(6,370,263)	(1,002,502)	(7,136,808)	(599,851)
Variable Interest Entity And Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total assets	3,762,235			4,589,536		33,053,253	26,783,360	32,672,916
Total liabilities	6,710,722			8,103,986		65,452,439	¥ 47,773,633	¥ 57,692,272
Net revenues	7,092,302	50,490,097	42,299,076	15,449,939	109,988,114	41,606,354
Net loss	511,179	3,639,083	(1,239,401)	1,030,317	7,334,830	(11,565,768)
Net cash provided by operating activities	(591,694)	(4,212,269)	14,739,186	925,367	6,587,712	16,559,104
Net cash used in investing activities	2,118,438	15,081,162	(16,166,670)	(2,037,964)	(14,508,262)	(488,536)
Net cash used in financing activities	$ (1,412,901)	¥ (10,058,444)	¥ (6,370,263)	$ (1,002,502)	¥ (7,136,808)	¥ (599,851)